Related-Party Transactions - Schedule of Revenue from Related Party (Details) - AuraSense - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Revenue from related parties	$ 24	$ 4	$ 28	$ 9	$ 17	$ 29
Direct labor on research activities
Related Party Transaction [Line Items]
Revenue from related parties					0	3
Quarterly fee for indirect costs
Related Party Transaction [Line Items]
Revenue from related parties	3	3	6	6	12	30
Direct costs of the Company paid by AuraSense, LLC, net
Related Party Transaction [Line Items]
Revenue from related parties	$ 21	$ 1	$ 22	$ 3	$ 5	$ (4)